INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Investment in an associate				¥ 535,610
Aggregate carrying amount of the Group's investments in the associates		¥ 6,935,030	$ 925,527	6,363,462	¥ 5,926,533
Associates
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits and losses	¥ (39,335)	165,249
Share of the associates' total comprehensive income	(4,888)	(2,409)
Aggregate carrying amount of the Group's investments in the associates		6,935,030		6,363,462	¥ 5,926,533
Aggregate associates that are not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Investment in an associate		0		536,000
Share of the associates' profits and losses	39,335	(165,249)
Share of the associates' total comprehensive income	¥ 39,335	(165,249)
Aggregate carrying amount of the Group's investments in the associates		6,935,030		6,363,462
Material contingent liabilities relating to the Group's interests in the associates and the associates themselves		¥ 0		¥ 0